Interim and Bridge Funding Facilities - Schedule of Interim and Bridge Funding Facilities (Parenthetical) (Detail) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Rio Tinto [Member]	Dec. 31, 2012 Rio Tinto [Member]	Dec. 31, 2013 Rio Tinto [Member] Short-Term Bridge Facility [Member]	Jun. 28, 2013 Rio Tinto [Member] Short-Term Bridge Facility [Member]	Aug. 07, 2013 Rio Tinto [Member] New Bridge Facility [Member]	Dec. 31, 2013 Rio Tinto [Member] New Bridge Facility [Member]	Dec. 31, 2012 Rio Tinto [Member] New Bridge Facility [Member]	Apr. 17, 2012 Rio Tinto [Member] Bridge Funding Facility [Member]	Dec. 31, 2013 Rio Tinto [Member] Bridge Funding Facility [Member]	Dec. 31, 2012 Rio Tinto [Member] Bridge Funding Facility [Member]	Dec. 31, 2013 Rio Tinto [Member] Interim Funding Facility [Member]	Dec. 31, 2012 Rio Tinto [Member] Interim Funding Facility [Member]	Dec. 31, 2010 Rio Tinto [Member] Interim Funding Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 225,000,000	$ 600,000,000			$ 1,500,000,000			$ 2,100,000,000		$ 1,800,000,000
Credit facility maturity date			Dec. 31, 2013					Dec. 31, 2013			May 23, 2013
Effective annual interest rate					Short-Term Bridge Facility bore interest at LIBOR plus 5%.			An interest rate of LIBOR plus 5.0% per annum on drawn amounts			The bridge funding facility, which bore interest at LIBOR plus 5.0%, was not extended past its May 23, 2013 maturity date.		Effective annual interest rate equaled 90% of the sum of the three-month LIBOR and 6.5%.
Effective annual percent based on percentage of three month LIBOR													90.00%
Basis spread on interim funding facility interest rate					5.00%		5.00%			5.00%			6.50%
Amount outstanding								435,000,000	0		0		1,800,000,000	1,800,000,000
Repayment of facility	330,507,000							95,500,000	0				10,200,000
Interest expense	62,383,000	11,943,000			900,000			5,700,000					123,500,000	101,100,000
Capitalized development costs					2,400,000			4,700,000			11,300,000	18,000,000	87,300,000	101,100,000
Front end fee			7,917,000	16,667,000	1,300,000		6,000,000	6,700,000				16,700,000
Commitment fees, amount			$ 71,710,000	$ 72,764,000	$ 600,000			$ 2,500,000			$ 11,500,000	$ 18,000,000
Annual commitment fee, percentage							2.00%					1.75%